First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023  (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 1.3%
$100,000	DT Auto Owner Trust Series 2022-2A, Class D, 5.460%, 3/15/2028[1,2]	$96,830
250,000	Hertz Vehicle Financing III LP Series 2021-2A, Class D, 4.340%, 12/27/2027[1,2]	214,724
192,878	Home Partners of America 2021-2 Trust Series 2021-2, Class F, 3.799%, 12/17/2026[1]	166,448
145,171	PRET 2021-RN2 LLC Series 2021-RN2, Class A1, 1.744%, 7/25/2051[1,2,3]	134,412
	TOTAL ASSET-BACKED SECURITIES
	(Cost $627,525)	612,414

	BANK LOANS — 35.3%
	Accordion Partners
300,000	11.777%, 8/29/2029[4]	300,000
450,000	11.889%, 8/29/2029[4]	435,150
635,000	Alegeus Technologies Holding Corp. 13.360%, 9/5/2024[4]	635,000
750,000	AP Core Holdings II LLC 0.000% (1-Month USD Libor+550 basis points), 9/1/2027[2,5,6]	727,500
	Athos Merger Sub LLC
435,430	10.217% (1-Month USD Libor+500 basis points), 7/31/2026[2,5,6]	424,137
359,229	13.467%, 7/31/2027[4,5,6]	349,709
997,500	CPC/Cirtec Holdings, Inc. 11.492%, 1/30/20294	971,066
	Dentive Capital, LLC
138,557	1.000%, 12/23/2028[4]	134,996
280,740	12.242%, 12/23/2028[4]	268,471
1,000,000	ElectroRent 13.348%, 11/1/2024	956,875
	Fingerpaint Group
473,214	12.003%, 12/20/2026[4]	473,214
607,143	12.003%, 12/20/2026[4]	607,143
931,034	Florida Marine 15.480%, 9/1/2025[4]	914,180
641,435	Grindr Capital, LLC 13.348%, 11/14/2027[4]	641,435
245,214	H.W. Lochner LLC 11.821%, 7/2/2027[4]	244,356
1,097,236	Ivanti Software, Inc. 9.420% (3-Month USD Libor+425 basis points), 12/1/2027[2,5,6]	929,820
	Monroe Capital Corp.
500,000	1.000%, 12/20/2028[4]	500,000
498,750	12.253%, 12/20/2028[4]	483,788

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023  (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
	PhyNet Dermatology LLC
$517,241	11.493%, 8/16/2024[4]	$504,310
982,759	11.872%, 8/16/2024[4]	958,190
915,594	Project Castle, Inc. 10.080% (3-Month Term SOFR+550 basis points), 11/1/2029[2,5,6]	778,255
417,900	Project Leopard Holdings, Inc. 10.503% (3-Month Term SOFR+525 basis points), 7/20/2029[2,5,6]	382,901
250,000	Shryne Group, Inc. 16.000%, 5/26/2026[4]	248,750
988,633	South Florida ENT Associates 12.342%, 3/25/2025[4]	980,724
236,111	Stronghold Digital Mining, Inc. 15.019%, 11/16/2025[4]	225,486
	Tank Holding Corp.
886,931	10.952%, 3/31/2028	856,261
15,409	11.750%, 3/31/2028	14,494
700,000	11.177%, 5/11/2029	675,500
300,000	11.750%, 5/11/2029	289,500
	Taoglas Group Holdings Limited
214,991	0.500%, 2/28/2029[4]	214,454
785,009	11.890%, 2/28/2029[4]	783,046
	TOTAL BANK LOANS
	(Cost $16,681,242)	16,908,711

	COLLATERALIZED LOAN OBLIGATIONS — 35.0%
500,000	Antares Loan Funding CLO 0.000%, 2/17/2032[4]	533,989
500,000	Benefit Street Partners CLO XVII Ltd. Series 2019-17A, Class ER, 11.610% (3-Month USD Libor+635 basis points), 7/15/2032[1,2,5,6]	459,219
500,000	BlueMountain CLO XXVI Ltd. Series 2019-26A, Class D1R, 8.750% (3-Month USD Libor+350 basis points), 10/20/2034[1,2,5,6]	455,705
500,000	Carlyle U.S. CLO 2020-2 Ltd. Series 2020-2A, Class CR, 8.455% (3-Month USD Libor+320 basis points), 1/25/2035[1,2,5,6]	465,313
500,000	Cedar Funding XVII CLO Ltd. Series 2023-17A, Class E, 6.330% (3-Month Term SOFR+816 basis points), 7/20/2036[1,2,4,5,6]	490,000
	CIFC Funding Ltd.
500,000	Series 2017-3A, Class C, 8.900% (3-Month USD Libor+365 basis points), 7/20/2030[1,2,5,6]	473,260
875,000	Series 2018-2A, Class D, 11.100% (3-Month USD Libor+585 basis points), 4/20/2031[1,2,5,6]	784,793

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$500,000	Clear Creek CLO Series 2015-1A, Class DR, 8.200% (3-Month USD Libor+295 basis points), 10/20/2030[1,2,5,6]	$471,628
500,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class DR, 7.921% (3-Month USD Libor+260 basis points), 11/15/2028[1,2,5,6]	461,494
500,000	HPS Loan Management 8-2016 Ltd. Series 8A-2016, Class DR, 8.150% (3-Month USD Libor+290 basis points), 7/20/2030[1,2,5,6]	456,642
425,000	Madison Park Funding XXVI Ltd. Series 2017-26A, Class DR, 8.299% (3-Month USD Libor+300 basis points), 7/29/2030[1,2,5,6]	397,594
1,926,983	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/2033[1,2,6,7]	1,606,140
935,000	Neuberger Berman CLO XXII Ltd. Series 2016-22A, Class DR, 8.360% (3-Month USD Libor+310 basis points), 10/17/2030[1,2,5,6]	883,975
500,000	Newark BSL CLO 2 Ltd. Series 2017-1A, Class CR, 8.405% (3-Month USD Libor+315 basis points), 7/25/2030[1,2,5,6]	461,853
500,000	Octagon Investment Partners 33 Ltd. Series 2017-1A, Class C, 8.000% (3-Month USD Libor+275 basis points), 1/20/2031[1,2,5,6]	442,353
800,000	OSD CLO 2023-27 Ltd. Series 2023-27A, Class E, 13.303% (3-Month Term SOFR+825 basis points), 4/16/2035[1,2,5,6]	787,347
500,000	OZLM XXII, Ltd. Series 2018-22A, Class C, 7.910% (3-Month USD Libor+265 basis points), 1/17/2031[1,2,5,6]	462,961
500,000	Palmer Square CLO 2023-2 Ltd. Series 2023-2A, Class SUB, 0.000%, 4/20/2036[1,2,6,7]	491,681
1,050,000	Palmer Square European CLO 2023-1 DAC Series 2023-1X, Class SUB, 0.000%, 7/15/2036[2,6,7]	1,088,499
	Palmer Square European Loan Funding
600,000	Series 2023-1A, Class SUB, 0.000%, 11/15/2032[1,2,6,7]	662,469
300,000	Series 2023-1X, Class E, 9.657% (3-Month Euribor+653 basis points), 11/15/2032[2,5,6,7]	302,057
	Palmer Square Loan Funding Ltd.
825,000	Series 2023-1A, Class SUB, 0.000%, 7/20/2031[1,2,4,6,7]	825,000
750,000	Series 2023-1A, Class D, 13.255% (3-Month Term SOFR+800 basis points), 7/20/2031[1,2,5,6,7]	734,424
450,000	Series 2022-4A, Class SUB, 0.000%, 7/24/2031[1,2,6,7]	441,300
300,000	Series 2022-4A, Class D, 12.066% (3-Month Term SOFR+729 basis points), 7/24/2031[1,2,5,6,7]	297,300

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$638,000	Signal Peak CLO 5 Ltd. Series 2018-5A, Class D, 7.905% (3-Month USD Libor+265 basis points), 4/25/2031[1,2,5,6]	$575,605
500,000	Silver Creek CLO Ltd. Series 2014-1A, Class E1R, 10.870% (3-Month USD Libor+562 basis points), 7/20/2030[1,2,5,6]	446,923
400,000	Voya CLO 2016-3 Ltd. Series 2016-3A, Class CR, 8.512% (3-Month USD Libor+325 basis points), 10/18/2031[1,2,5,6]	348,144
500,000	Voya CLO 2019-2 Ltd. Series 2019-2A, Class D, 8.950% (3-Month USD Libor+370 basis points), 7/20/2032[1,2,5,6]	452,441
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $16,406,366)	16,760,109

	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
150,000	Bellemeade Re Ltd. Series 2021-1A, Class M1C, 8.017% (30-Day SOFR Average+295 basis points), 3/25/2031[1,2,5,6]	152,580
222,643	BRAVO Residential Funding Trust 2021-A Series 2021-A, Class A1, 1.991%, 10/25/2059[1,2,3]	210,226
200,000	Deephaven Residential Mortgage Trust Series 2021-2, Class B1, 3.174%, 4/25/2066[1,2,6]	134,237
250,000	Home RE Ltd. Series 2022-1, Class M1C, 10.567% (30-Day SOFR Average+550 basis points), 10/25/2034[1,2,5]	256,204
370,000	MFA 2020-NQM3 Trust Series 2020-NQM3, Class M1, 2.654%, 1/26/2065[1,2,6]	292,588
193,194	PRPM 2021-6 LLC Series 2021-6, Class A1, 1.793%, 7/25/2026[1,2,3]	176,061
200,000	Triangle RE Ltd. Series 2021-3, Class M2, 8.817% (30-Day SOFR Average+375 basis points), 2/25/2034[1,2,5,6]	195,753
115,249	Verus Securitization Trust 2021-1 Series 2021-1, Class A2, 1.052%, 1/25/2066[1,2,6]	96,824
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,527,684)	1,514,473

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
199,045	Med Trust Series 2021-MDLN, Class G, 10.444% (1-Month USD Libor+525 basis points), 11/15/2038[1,5,6]	187,305
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $187,379)	187,305

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023  (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT FUNDS — 7.5%
N/A	DSC Meridian LP4	$776,091
N/A	Linden Investors LP4	769,124
N/A	Wynwood BN, LLC	301,421
25,000	Palmer Square Capital BDC, Inc.[7]	398,500
N/A	Old Orchard Credit Fund LP4	1,004,095
N/A	WhiteHawk IV-Plus Onshore Fund, L.P.	347,222
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $3,547,222)	3,596,453

	WARRANTS — 0.0%
1,720	Stronghold Digital Mining, Inc., Expiration Date: February 24, 3030*,4	6,114
	TOTAL WARRANTS
	(Cost $6,340)	6,114

	SHORT-TERM INVESTMENTS — 24.3%
11,598,712	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.97%[8]	11,598,712
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,598,712)	11,598,712
	TOTAL INVESTMENTS — 107.0%
	(Cost $50,582,470)	51,184,291
	Liabilities in Excess of Other Assets — (7.0)%	(3,360,227)
	TOTAL NET ASSETS — 100.0%	$47,824,064

LLC — Limited Liability Company
LP — Limited Partnership

* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $17,149,756, which represents 35.86% of the total net assets of the Fund.
[2] Callable.
[3] Step rate security.
[4] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 31.95% of Net Assets. The total value of these securities is $15,277,881.
[5] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[6] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[7] Affiliated company.
[8] The rate is the annualized seven-day yield at period end.

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023  (Unaudited)

Securities With Restrictions	Redemptions	Redemption			Original
On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
DSC Meridan LPa	Quaraterly[b]	65 Days	$750,000	$776,091	5/1/2023
Linden Investors LPa	Quarterly[b]	65 Days	750,000	769,124	5/1/2023
Old Orchard Credit Fund LPa	Quarterly	65 Days	1,000,000	1,004,095	5/31/2023
Palmer Square Capital BDC, Inc.[a]	Not permitted	N/A	400,000	398,500	2/1/2023
WhiteHawk IV-Plus Onshore Fund, L.P. [a]	Not permitted	N/A	347,222	347,222	6/29/2023
Wynwood BN, LLC[a]	Not permitted	N/A	300,000	301,421	1/26/2023
Totals			$3,547,222	$3,596,453

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023  (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

			Currency	Value At		Unrealized
Sale		Currency	Amount	Settlement	Value At	Appreciation
Contracts	Counterparty	Exchange	Sold	Date	June 30, 2023	(Depreciation)
EUR	BNP Paribas	EUR per USD	(30,000)	$(33,645)	$(34,014)	$(369)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,080)	(22,076)	4
EUR	BNP Paribas	EUR per USD	(10,000)	(11,120)	(11,182)	(62)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,080)	(22,141)	(61)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,280)	(22,419)	(139)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,480)	(22,761)	(281)
EUR	BNP Paribas	EUR per USD	(30,000)	(33,195)	(33,260)	(65)
EUR	BNP Paribas	EUR per USD	(944,000)	(1,062,000)	(1,076,896)	(14,896)
EUR	BNP Paribas	EUR per USD	(30,000)	(33,210)	(33,254)	(44)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,340)	(22,504)	(164)
EUR	BNP Paribas	EUR per USD	(20,000)	(21,940)	(21,883)	57
EUR	BNP Paribas	EUR per USD	(20,000)	(22,180)	(22,197)	(17)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,380)	(22,589)	(209)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,010)	(21,996)	14
EUR	BNP Paribas	EUR per USD	(20,000)	(22,210)	(22,253)	(43)
EUR	BNP Paribas	EUR per USD	(30,000)	(33,000)	(33,064)	(64)
EUR	BNP Paribas	EUR per USD	(30,000)	(33,390)	(33,505)	(115)
EUR	BNP Paribas	EUR per USD	(276,000)	(304,980)	(305,169)	(189)
EUR	BNP Paribas	EUR per USD	(448,000)	(498,848)	(502,812)	(3,964)
EUR	BNP Paribas	EUR per USD	(30,000)	(33,315)	(33,421)	(106)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(2,298,683)	$(2,319,396)	$(20,713)

EUR – Euro

See accompanying Notes to Schedule of Investments.

First Trust Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS

As of June 30, 2023  (Unaudited)

Note 1 - Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as The Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’.

Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.

First Trust Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023  (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

The Fund values its investments in private investment funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) at the value determined by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund. Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

The Investment Adviser and/or the Sub-Advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Adviser and/or the Sub-Advisers or their affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

First Trust Portfolios L.P. (the “Distributor”) is under no duty to verify any valuations of the Fund’s investments.

First Trust Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023  (Unaudited)

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy.

First Trust Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023  (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$612,414	$-	$612,414
Bank Loans	-	6,035,243	10,873,468	16,908,711
Collateralized Loan Obligations	-	14,911,120	1,848,989	16,760,109
Collateralized Mortgage Obligations	-	1,514,473	-	1,514,473
Commercial Mortgage-Backed Securities	-	187,305	-	187,305
Private Investment Funds	-	-	2,549,310	2,549,310
Warrants	-	-	6,114	6,114
Short-Term Investments	11,598,712	-	-	11,598,712
Subtotal	$11,598,712	$23,260,555	$15,277,881	$50,137,148
Private Investments Funds				1,047,143
Total Investments				$51,184,291